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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2006 (unaudited)

	Principal Amount	Amortized Value

US GOVERNMENT AGENCY OBLIGATIONS: 99.6% of Net Assets

Federal Farm Credit Bank, 5.07%, 1/02/07	$1,000,000	$999,858
Federal Farm Credit Bank, 5.04%, 2/01/07	750,000	746,728
Federal Home Loan Bank, 5.10%, 4/11/07	1,250,000	1,232,275
Freddie Mac, 5.08%, 1/09/07	1,000,000	998,865
Freddie Mac, 5.15%, 1/16/07	500,000	498,923
Freddie Mac, 5.12%, 1/26/07	1,000,000	996,413
Freddie Mac, 5.145%, 2/13/07	750,000	745,375
Freddie Mac, 5.127%, 2/21/07	1,250,000	1,240,852
Freddie Mac, 5.125%, 3/09/07	1,000,000	990,425
Freddie Mac, 5.152%, 3/27/07	1,250,000	1,234,789
Freddie Mac, 5.12%, 4/03/07	1,000,000	986,904
Freddie Mac, 5.057%, 5/11/07	1,000,000	981,714
Fannie Mae, 5.10%, 1/03/07	1,000,000	999,715
Fannie Mae, 5.131%, 1/05/07	1,250,000	1,249,282
Fannie Mae, 5.13%, 1/12/07	1,350,000	1,347,866
Fannie Mae, 5.09%, 1/16/07	1,000,000	997,868
Fannie Mae, 5.15%, 1/17/07	874,000	872,013
Fannie Mae, 5.159%, 1/22/07	1,000,000	996,981
Fannie Mae, 5.125%, 1/24/07	1,000,000	996,711
Fannie Mae, 5.13%, 1/31/07	1,000,000	995,691
Fannie Mae, 5.14%, 2/06/07	750,000	746,138
Fannie Mae, 5.06%, 2/07/07	2,750,000	2,735,525
Fannie Mae, 5.12%, 2/14/07	1,500,000	1,490,540
Fannie Mae, 5.09%, 2/16/07	1,500,000	1,490,172
Fannie Mae, 5.104%, 2/23/07	1,000,000	992,454
Fannie Mae, 5.14%, 2/28/07	1,250,000	1,239,624
Fannie Mae, 5.112%, 3/12/07	1,750,000	1,732,499
Fannie Mae, 5.112%, 3/14/07	1,250,000	1,237,184
Fannie Mae, 5.12%, 3/23/07	1,000,000	988,452
Fannie Mae, 5.10%, 3/29/07	1,250,000	1,234,566
Fannie Mae, 5.11%, 4/09/07	1,000,000	986,076
Fannie Mae, 5.097%, 4/25/07	750,000	737,853
Fannie Mae, 5.079%, 5/02/07	1,000,000	982,881

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,703,212)		$36,703,212

REPURCHASE AGREEMENT: 0.8% of Net Assets
With Morgan Stanley and Company issued 12/29/06 at 4.65%, due
1/03/07, collateralized by $286,017 in United States Treasury Notes
due 11/15/18. Proceeds at maturity are $279,180 (Cost $279,000).		279,000

TOTAL INVESTMENTS: (Cost $36,982,212)		$36,982,212

LIABILITIES LESS CASH AND RECEIVABLES: (0.4)% of Net Assets		(150,137)

NET ASSETS: 100%		$36,832,075

NET ASSET VALUE PER SHARE		$1.00

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  February 16, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 16, 2007